Assets Held For Sale and Other Current Assets - Summary of Assets and liabilities Held for Sale (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Asset held for sale and discontinued operations [line items]
Assets		$ 141	$ 187
Liabilities		39	6
Net assets		102	181
Costa Rica and El Salvador [Member]
Asset held for sale and discontinued operations [line items]
Assets		77
Liabilities		39
Net assets		38
White cement assets in Spain [member]
Asset held for sale and discontinued operations [line items]
Assets			107
Net assets			107
Other assets held for sale [member]
Asset held for sale and discontinued operations [line items]
Assets	[1]	64	80
Liabilities	[1]		6
Net assets	[1]	$ 64	$ 74

[1]	In 2020, includes assets and liabilities of $26 and $6, respectively, associated with a committed sale of certain assets in France negotiated in December 2020.